Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 66,403,722		$ 68,178,162
Derivative investments	831,707		490,149
Equity securities, available for sale	29,112
Equity securities, trading	227,822		31,837
Corporate-owned life insurance	290,752
Separate account assets	30,747,777		25,670,675
Total assets accounted for at fair value	98,530,892		94,370,823
Liabilities accounted for at fair value:
Derivative liabilities	1,391,989		279,825
Separate account liabilities	30,747,777		25,670,675
Reserves at fair value	11,943,461	[1]	10,961,562	[1]
Total liabilities accounted for at fair value	44,083,227		36,912,062
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	1,158,859		1,009,447
Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	511,829		873,624
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	4,958,360		4,473,633
Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	365,234		523,994
Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	5,136,210		5,394,379
Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	41,676,852		40,937,472
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	12,525,293		14,893,697
Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	14,212		17,150
Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	56,873		54,766
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Derivative investments	1,151		2,596
Equity securities, available for sale	29,112
Equity securities, trading	206,500		18,979
Separate account assets	30,747,777		25,670,675
Total assets accounted for at fair value	32,143,399		26,701,697
Liabilities accounted for at fair value:
Derivative liabilities	770		5,167
Separate account liabilities	30,747,777		25,670,675
Total liabilities accounted for at fair value	30,748,547		25,675,842
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	1,158,859		1,009,447
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative investments	821,890		479,669
Equity securities, trading	21,322		12,858
Corporate-owned life insurance	290,752
Total assets accounted for at fair value	62,356,592		63,872,042
Liabilities accounted for at fair value:
Derivative liabilities	1,361,968		222,953
Total liabilities accounted for at fair value	1,361,968		222,953
Fair Value, Inputs, Level 2 | Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	511,829		873,624
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	4,958,360		4,473,633
Fair Value, Inputs, Level 2 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	331,950		489,088
Fair Value, Inputs, Level 2 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	4,935,015		5,201,217
Fair Value, Inputs, Level 2 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	37,949,049		37,435,895
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	12,522,213		14,888,908
Fair Value, Inputs, Level 2 | Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	14,212		17,150
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Derivative investments	8,666		7,884
Total assets accounted for at fair value	4,030,901		3,797,084
Liabilities accounted for at fair value:
Derivative liabilities	29,251		51,705
Reserves at fair value	11,943,461	[1]	10,961,562	[1]
Total liabilities accounted for at fair value	11,972,712		11,013,267
Fair Value, Inputs, Level 3 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	33,284		34,906
Fair Value, Inputs, Level 3 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	201,195		193,162
Fair Value, Inputs, Level 3 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	3,727,803		3,501,577
Fair Value, Inputs, Level 3 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	3,080		4,789
Fair Value, Inputs, Level 3 | Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 56,873		$ 54,766

[1]	Reserves at fair value are reported in account balances and future policy benefit reserves on the Consolidated Balance Sheets.